Note 3 - Accounts Receivable	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
3.
Accounts Receivable

Accounts receivables consisted of the following as of
December

31,
2015
and
2014:

	December 31,
(in thousands)	2015	2014
Healthcare fees	$587	$184
Other	3	5
Total receivables	$590	$189
Less allowance for doubtful accounts	-	-
Total receivables, net	$590	$189

We use the specific identification method for recording the provision for doubtful accounts, which was
$
0
as of
December
31,
2015
and
2014.